Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022
Long-term debt	$ 2,452,789	$ 2,607,534
Other financing arrangements	656,365	678,930
Less: Deferred financing costs	(21,583)	(22,913)
Total long-term debt, net	2,431,206	2,584,621
Less: Long-term debt current portion	(337,018)	(325,611)
Add: Deferred financing costs, current portion	5,396	5,497
Total long-term debt, non-current, net	2,099,584	2,264,507
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Long-term debt	0	24,387
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Long-term debt	58,896	67,882
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Long-term debt	0	0
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Long-term debt	0	52,361
Loans Payable [Member]
Long-term debt	1,687,764	1,821,944
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	0	0	$ 9,075
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Long-term debt	0	34,400
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	0	0
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	0	82,800
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	0	48,500
Loans Payable [Member] | Costamare Inc. 5 [Member]
Long-term debt	0	112,430
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Long-term debt	0	0
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	0	15,671
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Long-term debt	0	6,928
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Long-term debt	0	0
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	0	10,540
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	0	17,750
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	125,893	131,250
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	121,558	127,212
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	61,375	64,300
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Long-term debt	58,996	66,974
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	0	65,043
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Long-term debt	38,192	49,095
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Long-term debt	0	0
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Long-term debt	0	0
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Long-term debt	44,790	47,884
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Long-term debt	49,500	62,500
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Long-term debt	0	0
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Long-term debt	26,900	33,700
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Long-term debt	417,904	458,952
Loans Payable [Member] | Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member]
Long-term debt	38,500	43,500
Loans Payable [Member] | Refinance Term Loan for Quentin Shipping and Sander Shipping [Member]
Long-term debt	79,812	85,000
Loans Payable [Member] | Refinance Term Loan for Greneta Marine Corp, Merle Marine Corp and Gassin Marine Corp [Member]
Long-term debt	28,023	30,000
Loans Payable [Member] | Refinance Term Loan for Ten Companies [Member]
Long-term debt	292,450	0
Loans Payable [Member] | Secured Floating Interest Rate Loan Agreement With Thirteen Companies [Member]
Long-term debt	78,679	82,885
Loans Payable [Member] | NML Loan Agreement [Member]
Long-term debt	7,350	0
Loans Payable [Member] | Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member]
Long-term debt	69,000	0
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member]
Long-term debt	24,167	0
Loans Payable [Member] | Loans Agreement With 15 Companies [Member]
Long-term debt	65,779	0
Unsecured Debt [Member]
Long-term debt	$ 108,660	$ 106,660